Annual Total Returns (Vanguard Wellington Fund - Admiral Shares Participant:) (Vanguard Wellington Fund, Vanguard Wellington Fund - Admiral Shares)	12 Months Ended
Nov. 30, 2013
Vanguard Wellington Fund | Vanguard Wellington Fund - Admiral Shares
Annual Total Return
2013	19.76%
2012	12.67%
2011	3.95%
2010	11.04%
2009	22.34%
2008	(22.23%)
2007	8.48%
2006	15.07%
2005	6.99%
2004	11.34%